Tangible Assets And Assets Under Construction (Details Narrative) - USD ($) $ in Thousands	8 Months Ended	10 Months Ended	12 Months Ended
	Aug. 31, 2023	Oct. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 22, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			$ 506,009	$ 511,286
Property, plant and equipment, pledged as security			135,011	111,797	$ 118,438
Impairment loss			1,651	3,195	19,396
Purchase of property, plant and equipment, classified as investing activities			27,707	12,835	10,738
Construction in progress			27,079	3,311
Borrowing costs capitalised			8,991	12,090
He Man H [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations	$ 4,450
Impairment loss			1,651
Malva H [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment					9,036
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations		$ 2,186
Impairment loss			$ 778
Malva H and Sara H [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss					19,396
Port Murtinho [member]
Disclosure of detailed information about property, plant and equipment [line items]
Area of land			9.0 hectares
Purchase of property, plant and equipment, classified as investing activities			$ 1,580
Investment property under construction or development			888	807
Twelve Jumbo Barges [member]
Disclosure of detailed information about property, plant and equipment [line items]
Construction in progress			1,283
Six Finance Lease Barges [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Construction in progress			637
Stockpile in Iron Ore Port Terminal [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			3,198
Construction in progress				1,907
Crane in Iron Ore Port Terminal [member]
Disclosure of detailed information about property, plant and equipment [line items]
Construction in progress			8,399	597
Borrowing costs capitalised			494
New Liquid Terminal In Nueva Palmira [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Investment property under construction or development			12,578
Borrowing costs capitalised			277
Iron Ore Port Terminal [member]
Disclosure of detailed information about property, plant and equipment [line items]
Investment property under construction or development			2,468
Borrowing costs capitalised			55
Six Liquid Barges [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment					19,501
Borrowing costs capitalised					1,062
Construction of two new tanks [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment					1,843
2020 Fleet [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment					31,960	$ 30,000
Installation of crane [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment					$ 3,803
Barge Business and Cabotage Business Segment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment			$ 313,637	315,667
Certain Barges [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss				$ 2,417